Goodwill (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Goodwill [Abstract]
Disclosure of detailed information about goodwill [Text Block]
	2018	2017
	(US$’000)	(US$’000)
Opening balance	2,977	3,041
Impairment of goodwill	(3,070)	-
Exchange difference	93	(64)
Closing balance	-	2,977